Note 7 - Accrued Interest Receivable - Summary of Accrued Interest Receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Accrued interest receivable	$ 2,356	$ 2,344
Securities Available for Sale [Member]
Accrued interest receivable	381	352
Loans Receivable [Member]
Accrued interest receivable	$ 1,975	$ 1,992